Investments accounted for using the equity method (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Investments in Equity Accounted Investees
Equity in associates and joint ventures is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Associates	3,119,740	3,703,848	3,467,503
Joint ventures	347,502	593,716	693,300

Total	3,467,242	4,297,564	4,160,803

Disclosure of Combined Information of Investments Accounted for Using the Equity Method
The combined information of investments accounted for using the equity method (total value of TMC’s interests) is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Net income
Associates	195,569	190,998
Joint ventures	114,678	160,031

Total	310,247	351,029

Other comprehensive income, net of tax
Associates	42,904	50,143
Joint ventures	(15,589)	38,501

Total	27,315	88,644

Comprehensive income
Associates	238,473	241,141
Joint ventures	99,089	198,532

Total	337,562	439,673